Credit Facilities - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 11, 2015	Dec. 30, 2011	Apr. 30, 2016	Mar. 31, 2017	Dec. 30, 2016
Prior Term Loan Facility
Line Of Credit Facility [Line Items]
Credit facility, face amount	$ 50,000,000
Prior Revolving Credit Facility
Line Of Credit Facility [Line Items]
Credit facility, face amount	25,000,000
2015 Credit Facility
Line Of Credit Facility [Line Items]
Debt issuance costs	$ 2,631,000
Fixed charge coverage ratio					125.00%
Description of interest rate				The Base Rate is equal to the higher of i) the Prime Rate, ii) the Federal Funds Effective rate plus 0.5%, or iii) the Eurodollar Rate plus 1.00%. The applicable margin on Base Rate and Eurodollar Rate loans is 3.00% and 4.00%, per annum, respectively.	The Base Rate is equal to the higher of i) the Prime Rate, ii) the Federal Funds Effective rate plus 0.5%, or iii) the Eurodollar Rate plus 1.00%. The applicable margin on Base Rate and Eurodollar Rate loans is 3.00% and 4.00%, per annum, respectively.
Frequency of interest payment					Quarterly
Line of credit borrowing capacity					$ 55,000,000
Repayment of princpal amount					$ 25,000,000
Principal payments maturity date					Aug. 31, 2020
2015 Credit Facility | Federal Funds Effective Rate
Line Of Credit Facility [Line Items]
Basis spread on variable rate	0.50%
2015 Credit Facility | Eurodollar Rate
Line Of Credit Facility [Line Items]
Basis spread on variable rate	1.00%
Additional basis spread on variable rate	4.00%
Frequency of interest payment				Last day of the applicable interest period	Last day of the applicable interest period
2015 Credit Facility | Base Rate
Line Of Credit Facility [Line Items]
Additional basis spread on variable rate	3.00%
Frequency of interest payment				Quarterly	Quarterly
2015 Credit Facility | Interest expense.
Line Of Credit Facility [Line Items]
Written off previously existing debt issuance costs	$ 470,000
2015 Credit Facility | Term Loan Facility
Line Of Credit Facility [Line Items]
Credit facility, face amount	55,000,000
Increased term loan facility			$ 15,000,000
2015 Credit Facility | Term Loan Facility | Eurodollar Rate
Line Of Credit Facility [Line Items]
Interest rate				5.00%	5.00%
2015 Credit Facility | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Credit facility, face amount	$ 20,000,000
Additional revolving credit facility			$ 4,000,000
Revolving facility borrowing amount					$ 5,000,000
Borrowing outstanding amount					$ 0
2011 Credit Facility
Line Of Credit Facility [Line Items]
Credit facility, face amount		$ 75,000,000
Description of interest rate					The ABR rate is equal to the higher of i) the Prime Rate, ii) the Federal Funds Effective rate plus 0.50%, or iii) 4.00%. The applicable margin for term loan A on ABR rate loans and Eurodollar rate loans was 0.50% and 3.00%, per annum, respectively. The applicable margin for term loan B and the revolving commitment on ABR rate loans and Eurodollar rate loans was 0.50% and 3.00%, per annum, respectively.
Commitment fee		0.375%
Debt issuance cost		$ 1,332,000
2011 Credit Facility | Federal Funds Effective Rate
Line Of Credit Facility [Line Items]
Basis spread on variable rate		0.50%
2011 Credit Facility | Eurodollar Rate
Line Of Credit Facility [Line Items]
Basis spread on variable rate		4.00%
Additional basis spread on variable rate		0.50%
Frequency of interest payment					Last day of the applicable interest period
2011 Credit Facility | Base Rate
Line Of Credit Facility [Line Items]
Additional basis spread on variable rate		3.00%
Frequency of interest payment					Quarterly
2011 Credit Facility | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Credit facility, face amount		$ 35,000,000
2011 Credit Facility | Term Loan A Facility
Line Of Credit Facility [Line Items]
Credit facility, face amount		15,000,000
2011 Credit Facility | Term Loan B Facility
Line Of Credit Facility [Line Items]
Credit facility, face amount		$ 25,000,000